Victory Integrity Discovery Fund Expense Example - Class A Shares Class C Shares Class R Shares Class Y Shares [Member] - Victory Integrity Discovery Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 727
Expense Example, with Redemption, 3 Years	1,048
Expense Example, with Redemption, 5 Years	1,391
Expense Example, with Redemption, 10 Years	2,356
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	348
Expense Example, with Redemption, 3 Years	1,355
Expense Example, with Redemption, 5 Years	2,453
Expense Example, with Redemption, 10 Years	4,410
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	$ 1,691